Financial Instruments - Summary of Detailed Information About Financial Instruments (Detail) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying value, Cash and cash equivalents	$ 133,214	$ 172,758	$ 110,642	$ 95,676	$ 96,255	$ 326,864
Carrying value, Derivative instruments in designated hedge accounting relationships		294		491
Carrying value, Accounts receivable	222,046	212,206		213,375
Carrying value, Contract assets	114,178	82,760		66,722	$ 130,392
Carrying value, Long-term receivables		24,172		31,910
Carrying value, Derivative instruments in designated hedge accounting relationships		180		371
Carrying value, Accounts payable and accrued liabilities	256,296	240,747		182,152
Carrying value, Long-term debt – Bank Facility		30,522		40,000
Carrying value, Long-term debt – Asset-Based Facility		37,411		84,369
Carrying value, Long-term debt – Notes		266,865		267,810
Carrying value, Other long-term liabilities	18,002	15,785		10,967
Estimated fair value, Financial Assets	300	300
Estimated fair value, Financial Liabilities	$ 400	180		371
Accounts payable and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		240,747		182,152
Long-term debt – Bank Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		30,522		84,369
Long-term debt – Asset-Based Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		37,411
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		280,295		284,605
Other long-term liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		15,785		10,967
Current portion of long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities				40,610
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		172,758		95,676
Derivative instruments in designated hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		294		491
Accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		212,206		213,375
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		82,760		66,722
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		$ 27,471		$ 35,696